UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the distribution period from: May 29, 2008 to September 19, 2008

ING USA Global Funding Trust 6

(Exact name of issuing entity as specified in its charter) Commission File Number of issuing entity: 333-123457-06

ING USA Annuity and Life Insurance Company

(Exact name of depositor as specified in its charter) Commission File Number of depositor: 333-123457

ING USA Annuity and Life Insurance Company

(Exact name of sponsor as specified in its charter)

Iowa	41-0991508
(State or other jurisdiction of incorporation)	(I.R.S. Employer Identification No.)

1475 Dunwoody Drive, West Chester, PA	19380-1478
(Address of principal executive offices of the issuing entity)	(Zip Code)
(610) 425-3400
(Telephone number, including area code)
Not applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one):

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Secured Medium-Term Notes	☐	☐	☑

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days:  ☑Yes   ☐ No

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 19, 2008, a payment was made to the holders of the notes issued by the ING USA Global Funding Trust 6 (the “Trust”). Specific information with respect to the payment is filed as Exhibit 99.1 hereto. No other reportable transactions or matters have occurred during the current reporting period.

PART II — OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

On May 29, 2008, the Trust issued an undivided beneficial interest in the assets of the Trust (the “Trust Beneficial Interest”) in a private placement pursuant to Section 4(2) of the Securities Act of 1933, to GSS Holdings II, Inc. (the “Trust Beneficial Owner”) in exchange for the payment of $15. In accordance with the terms of the pricing supplement filed by ING USA Annuity and Life Insurance Company, dated as of May 21, 2008, the Trust used the net proceeds from the Trust’s issuance of the notes to the investors in the notes and the Trust Beneficial Interest to purchase a funding agreement issued to, and deposited by, the Trust on May 29, 2008.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

The Trust’s asset is a Funding Agreement issued by ING USA Annuity and Life Insurance Company (“ING USA”). ING USA is subject to the informational requirements of the Securities Act of 1934, and in accordance with those requirements files periodic and current reports and other information (including financial information) with the Securities and Exchange Commission (“SEC”). You can read and copy any reports or other information ING USA files at the SEC public reference room at 100 F Street, N.E., Washington, D.C. 20549. You can also request copies of ING USA’s documents upon payment of a duplicating fee, by writing the SEC’s public reference room. You can obtain information regarding the public reference room by calling the SEC at 1-800-SEC-0330. ING USA’s filings are available to the public from commercial document retrieval services or over the internet at http://www.sec.gov. This Form 10-D incorporates by reference all reports filed with the SEC by ING USA, in connection with the Trust, pursuant to Section 13(a), Section 13(c), Section 14 or Section 15(d) of the Securities Exchange Act of 1934 during the period covered by this report.

Item 7. Significant Enhancement Provider Information.

None.

Item 8. Other Information.

None.

Item 9. Exhibits.
Exhibit
Number	Description
Exhibit 3***	Trust Agreement entered into between U.S. Bank National Association, as trustee, and GSS Holdings II, Inc., as trust beneficial owner dated as of the date of the Pricing Supplement.

Exhibit 4.1***	Indenture entered into between Citibank, N.A., as indenture trustee, and U.S. Bank National Association, as trustee, on behalf of the Trust dated as of the date of the Pricing Supplement.

Exhibit 4.2***	Notes issued by the Trust dated May 29, 2008.

Exhibit 10.1*	Form of Expense and Indemnity Agreement by and between ING USA and U.S. Bank National Association, as trustee (on behalf of itself and each trust).

Exhibit 10.2*	Form of Expense and Indemnity Agreement by and between ING USA and Citibank, N.A., as indenture trustee, registrar, transfer agent, paying agent and calculation agent.

Exhibit 10.3*	Form of Expense and Indemnity Agreement by and between ING USA and GSS Holdings II, Inc., as trust beneficial owner.

Exhibit 10.4*	Form of Expense and Indemnity Agreement by and between ING USA and U.S. Bank National Association, as custodian.

Exhibit 10.5***	Funding Agreement issued by ING USA to the Trust dated effective as of the Original Issue Date.

Exhibit 99.1	Indenture Trustee’s report, pursuant to Item 1121 of Regulation AB, in respect of the September 19, 2008 payment to holders of the notes issued by the Trust.

Exhibit 99.2**	Pricing Supplement of the Trust, dated as of May 21, 2008.

*	Previously filed with the SEC on March 18, 2005 with Registration Statement File No. 333-123457.

**	Previously filed with the SEC on May 23, 2008 pursuant to Rule 424 of the Securities Act of 1933.

***	Previously filed with the SEC on June 3, 2008 on Form 8-K.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)

Date: September 19, 2008
By: /s/ Karen Czizik
Name: Karen Czizik
Title: Vice President

EXHIBIT INDEX
Exhibit
Number	Description
Exhibit 3***	Trust Agreement entered into between U.S. Bank National Association, as trustee, and GSS Holdings II, Inc., as trust beneficial owner dated as of the date of the Pricing Supplement.

Exhibit 4.1***	Indenture entered into between Citibank, N.A., as indenture trustee, and U.S. Bank National Association, as trustee, on behalf of the Trust dated as of the date of the Pricing Supplement.

Exhibit 4.2***	Notes issued by the Trust dated May 29, 2008.

Exhibit 10.1*	Form of Expense and Indemnity Agreement by and between ING USA and U.S. Bank National Association, as trustee (on behalf of itself and each trust).

Exhibit 10.2*	Form of Expense and Indemnity Agreement by and between ING USA and Citibank, N.A., as indenture trustee, registrar, transfer agent, paying agent and calculation agent.

Exhibit 10.3*	Form of Expense and Indemnity Agreement by and between ING USA and GSS Holdings II, Inc., as trust beneficial owner.

Exhibit 10.4*	Form of Expense and Indemnity Agreement by and between ING USA and U.S. Bank National Association, as custodian.

Exhibit 10.5***	Funding Agreement issued by ING USA to the Trust dated effective as of the Original Issue Date.

Exhibit 99.1	Indenture Trustee’s report, pursuant to Item 1121 of Regulation AB, in respect of the September 19, 2008 payment to holders of the notes issued by the Trust.

Exhibit 99.2**	Pricing Supplement of the Trust, dated as of May 21, 2008.

*	Previously filed with the SEC on March 18, 2005 with Registration Statement File No. 333-123457.

**	Previously filed with the SEC on May 23, 2008 pursuant to Rule 424 of the Securities Act of 1933.

***	Previously filed with the SEC on June 3, 2008 on Form 8-K.